Exceptional items and remeasurements (Tables)	12 Months Ended
Mar. 31, 2021
Exceptional Items And Remeasurements [Abstract]
Schedule of exceptional items and remeasurements from continuing operations
Exceptional items and remeasurements from continuing operations

	2021	2020	2019
	£m	£m	£m
Included within operating profit
Exceptional items:
Changes in environmental provisions	14	(402)	—
New operating model implementation costs	(55)	—	—
Transaction costs	(24)	—	—
Cost efficiency and restructuring programmes	—	—	(204)
Massachusetts Gas labour dispute	—	—	(283)
Impairment of nuclear connection development costs	—	—	(137)
	(65)	(402)	(624)
Remeasurements – commodity contract derivatives	34	(125)	52
	(31)	(527)	(572)

As disclosed in note 8, the Group also presents an adjusted earnings per share measure that is calculated before exceptional items and remeasurements. This measure is presented after tax and therefore details of tax exceptional items and the tax effect of exceptional items and remeasurements are also provided in this note.

	2021	2020	2019
	£m	£m	£m
Included within finance income and costs
Remeasurements:
Net (losses)/gains on financing derivatives	(41)	1	(40)
Net gains/(losses) on financial assets at fair value through profit and loss	23	(16)	15
Net gains/(losses) on financial liabilities at fair value through profit and loss	90	(49)	(51)
	72	(64)	(76)
Included within share of post-tax results of joint ventures and associates
Remeasurements:
Remeasurements – net losses on financial instruments	(8)	(1)	—
Total included within profit before tax	33	(592)	(648)
Included within tax
Exceptional items – movements arising on items not included in profit before tax:
Deferred tax charge arising on the reversal of the reduction in UK corporation tax rate	—	(192)	—
Tax on exceptional items	8	103	144
Tax on remeasurements	(34)	42	5
	(26)	(47)	149
Total exceptional items and remeasurements after tax	7	(639)	(499)
Analysis of total exceptional items and remeasurements after tax
Exceptional items after tax	(57)	(491)	(480)
Remeasurements after tax	64	(148)	(19)
Total exceptional items and remeasurements after tax	7	(639)	(499)